Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amount	[1],[2]	$ 9,058,165	$ 8,014,739
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1],[2]	7,253,076	6,357,806
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	[1]	606,019	445,831
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	[1]	86,872	92,773
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	[1]	6,453,740	5,701,549
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	[1]	51,420	55,149
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	[1]	55,025	62,504
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1],[2]	1,551,034	1,440,886
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	[1]	21,952	21,336
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	[1]	879,804	861,279
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	[1]	25,135	33,155
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	[1]	36,390	37,292
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	[1]	587,753	487,824
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1],[2]	254,055	216,047
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	[1]	143,749	127,703
Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount	[1]	27,155	27,961
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	83,151	60,383
Within one year [member]
Disclosure of financial assets [line items]
Notional amount		3,799,022	3,224,592
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		2,809,073	2,358,991
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		478,886	316,054
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		85,447	91,900
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		2,190,218	1,887,305
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		30,562	32,854
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		23,960	30,878
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		816,747	718,243
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		16,289	14,793
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		210,318	204,224
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		18,121	23,978
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		28,533	28,148
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		543,486	447,100
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		173,202	147,358
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		103,234	94,113
Within one year [member] | Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		12,661	13,824
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		57,307	39,421
One to five years [member]
Disclosure of financial assets [line items]
Notional amount		3,514,791	3,178,888
One to five years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		2,926,404	2,622,526
One to five years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		127,133	129,359
One to five years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		1,217	873
One to five years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		2,760,062	2,452,721
One to five years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		18,095	19,765
One to five years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		19,897	19,808
One to five years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		513,846	495,443
One to five years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		5,663	6,512
One to five years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		455,694	439,600
One to five years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		6,788	8,480
One to five years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		7,662	8,392
One to five years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		38,039	32,459
One to five years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		74,541	60,919
One to five years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		39,521	33,062
One to five years [member] | Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		9,553	7,485
One to five years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		25,467	20,372
Over five years [member]
Disclosure of financial assets [line items]
Notional amount		1,744,352	1,611,259
Over five years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		1,517,599	1,376,289
Over five years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount			418
Over five years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		208
Over five years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		1,503,460	1,361,523
Over five years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		2,763	2,530
Over five years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		11,168	11,818
Over five years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		220,441	227,200
Over five years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount			31
Over five years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		213,792	217,455
Over five years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		226	697
Over five years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		195	752
Over five years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		6,228	8,265
Over five years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		6,312	7,770
Over five years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		994	528
Over five years [member] | Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		4,941	6,652
Over five years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		$ 377	$ 590

[1]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[2]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.